Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		83 Months Ended	92 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
REVENUE
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Sales	0	0	0	0	0	0	0	0
Cost of Sales	0	0	0	0	0	0	0	0
General and administrative expenses:
Salaries	47,000	43,257	116,000	145,757	208,500	19,500	271,257	387,257
Depreciation and Amortization	279	279	838	608	887	0	887	1,725
Mineral Property Expenditures	63,832	27,977	258,571	92,977	287,923	0	287,923	350,494
Legal and professional fees	43,740	8,785	255,294	50,519	419,427	57,380	490,045	941,340
Marketing and Advertising	5,158	37,898	12,902	102,979	74,116	0	75,287	87,029
Insurance	5,581	5,929	15,467	12,234	18,163	0	18,163	33,631
Dues and Subscriptions	2,710	484	7,200	11,234	11,824	0	13,469	20,669
Taxes	0	18,360	(18,360)	18,360	18,360	0	18,360	725
Other general and administrative	15,852	7,650	33,044	17,064	25,841	5,008	26,828	60,306
Total operating expenses	184,152	150,619	680,956	451,732	1,065,041	81,888	1,202,219	1,883,175
(Loss) from operations	(184,152)	(150,619)	(680,956)	(451,732)	(1,065,041)	(81,888)	(1,202,219)	(1,883,175)
Other income (expense):
Interest Income	0	0	0	0	0	0	0	0
Currency losses	(2,531)	(12,067)	(2,531)	(18,329)	0	(877)	(8,231)	(10,762)
Interest (expense)	(3,527)	(25)	(3,527)	(1,025)	(1,025)	0	(1,025)	(4,552)
(Loss) before taxes	(190,210)	(162,711)	(687,014)	(471,086)	(1,066,066)	(82,765)	(1,211,475)	(1,898,489)
Provision (credit) for taxes on income	0	0	0	0	0	0	0	0
Net (loss)	$ (190,210)	$ (162,711)		$ (471,086)	$ (1,066,066)	$ (82,765)	$ (1,211,475)	$ (1,898,489)
Basic earnings (loss) per common share	$ (0.0028)	$ (0.0027)	$ (0.0100)	$ (0.0078)	$ (0.0174)	$ (0.0015)
Weighted average number of shares outstanding	68,447,937	60,566,112	68,447,937	60,566,112	61,338,612	54,115,072